Schedule of Supplemental unaudited Pro Forma Information (Details) - 12 months ended Dec. 31, 2023	USD ($) $ / shares	SGD ($) $ / shares
Business Combination and Asset Acquisition [Abstract]
Revenue	$ 5,545,337	$ 7,315,963
Net loss	$ (4,827,448)	$ (6,368,852)
Basic earnings per share | (per share)	$ (0.27)	$ (0.36)
Diluted earnings per share | (per share)	$ (0.26)	$ (0.34)